UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/09 (Unaudited)

Key to holding's abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.1%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement)
5 5/8s, 6/1/47	BBB+/F	$250,000	$185,305
5 1/4s, 6/1/32	BBB+/F	1,070,000	843,074
Territory of GU Rev. Bonds (Section 30), Ser. A,
Guam Govt., 5 3/4s, 12/1/34	BBB-	1,000,000	981,620
			2,009,999

Pennsylvania (87.8%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	784,766
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	986,390
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,055,780
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	1,095,000	708,158
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Prerefunded)	AA-	2,450,000	2,748,508
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt. - USX Corp.)
6s, 1/15/14	Baa1	2,555,000	2,562,742
Ser. A, 5.6s, 9/1/30	Baa1	500,000	455,760
Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds
(Waterfront), Ser. B, 6.4s, 12/15/18 (Prerefunded)	A-/F	1,200,000	1,299,924
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds
NATL, 5 1/2s, 12/1/30	AA-	305,000	310,325
NATL, 5 1/2s, 12/1/30 (Prerefunded)	AA-	1,695,000	1,802,514
FGIC, NATL, 5s, 12/1/37	A	1,000,000	986,520
Allentown, Coml. & Indl. Dev. VRDN (Diocese
of Allentown), 0.22s, 12/1/29	Aa2	2,200,000	2,200,000
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy Generation), 0.15s, 4/1/41	VMIG1	500,000	500,000
Berks Cnty., Muni. Auth. Rev. Bonds
(Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	2,000,000	2,027,820
(Albright College), 5 3/8s, 10/1/28	Ba1	735,000	558,923
Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	A1	1,000,000	1,019,440
Bucks Cnty., Cmnty. College Auth. Rev. Bonds (College
Bldg.), 5s, 6/15/28	Aa1	1,000,000	1,055,190
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
AMBAC, 5 1/2s, 9/15/17	A/P	1,000,000	1,054,010
(Pennswood Village), 6s, 10/1/34 (Prerefunded)	AAA/P	1,000,000	1,136,590
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	218,856
Burrell, PA School Dist. G.O. Bonds, Ser. A, FSA, 5s,
7/15/25	Aa3	1,000,000	1,052,800
Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A	1,500,000	1,588,755
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	470,000	470,578
Catasauqua, Area School Dist. G.O. Bonds, FSA, 5s,
2/15/26	AAA	1,000,000	1,039,040
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 5/8s, 7/1/34 (Prerefunded)	AAA/P	500,000	591,585
Chester Cnty., Indl. Dev. Auth. VRDN (Archdiocese
Philadelphia), 0.22s, 7/1/31	VMIG1	800,000	800,000
Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s, 6/1/31	AAA	1,500,000	1,545,405
Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny
College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,030,200
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes), Ser. A, 5.45s, 1/1/21	BBB+	335,000	299,641
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	662,417
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,467,298
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	637,455
Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds
(Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	1,500,000	1,504,485

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
(Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A3	1,000,000	1,097,450
Delaware Cnty., College Auth. Rev. Bonds (Haverford
College), 5 3/4s, 11/15/25	Aa2	1,000,000	1,029,650
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	1,045,000	1,046,829
Delaware River Joint Toll Bridge Rev. Bonds, 5 1/4s,
7/1/20 (Prerefunded)	A2	1,130,000	1,285,680
Delaware River Joint Toll Bridge Comm. Rev. Bonds,
Ser. A, NATL, 5s, 7/1/27	AA-	1,000,000	1,015,470
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B,
AMBAC, 5.7s, 7/1/27	Aa2	3,030,000	3,323,365
Downingtown, Area School Dist. G.O. Bonds, Ser. AA,
5s, 11/1/28	Aa1	1,875,000	2,017,706
East Stroudsburg, Area School Dist. G.O. Bonds, FSA,
5s, 9/1/27	Aa3	1,500,000	1,590,495
Economy, Muni. Auth. Swr. Rev. Bonds, FSA, 5s, 12/15/28	AAA	2,665,000	2,744,550
Erie Cnty., Indl. Dev. Poll. Control Rev. Bonds (Intl.
Paper), Ser. A, 5.3s, 4/1/12	BBB	500,000	509,735
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5.35s, 3/15/28	BBB	1,000,000	934,220
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	145,000	145,708
Exeter Twp., School Dist. G.O. Bonds, FGIC, NATL, 5s,
5/15/23	A1	1,000,000	1,035,900
Geisinger, PA Auth. Hlth. Syst. VRDN (Geisinger Hlth.
Syst.), 0.14s, 11/15/32	VMIG1	1,200,000	1,200,000
Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	A3	1,000,000	1,020,290
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Lancaster General Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,002,120
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded)	AAA/P	1,500,000	1,719,390
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	A1	1,000,000	1,009,010
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev.
Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	A-	1,285,000	1,146,888
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent
College), 5.7s, 5/1/31	Baa1	1,500,000	1,351,785
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,481,490
FSA, 5 1/4s, 7/1/16	Aa3	1,950,000	2,050,503
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh
Valley Hlth. Network), Ser. A, FSA, 5s, 7/1/25	AAA	1,360,000	1,352,561
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/8s, 1/1/37	A-	1,000,000	844,650
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, NATL, 5 1/4s,
11/1/14	AA-	2,175,000	2,259,390
Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty.
(Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s,
11/15/29	BBB+	1,125,000	1,134,146
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	1,250,000	1,085,675
Nazareth, Area School Dist. G.O. Bonds, Ser. A, FSA,
5s, 2/15/28 (Prerefunded)	Aa3	1,525,000	1,752,774
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	450,000	450,081
New Wilmington, Muni. Auth. Rev. Bonds (Westminster
College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	BBB-	1,000,000	802,220
Northampton Cnty., Gen. Purpose Auth. Rev. Bonds
(Lehigh U.), 5 1/2s, 11/15/33	Aa3	1,500,000	1,622,880
Northampton Cnty., Hosp. Auth. Rev. Bonds
(Saint Luke's Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	1,000,000	895,330
(St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/35	Baa1	2,000,000	1,815,640
Northeastern York, School Dist. G.O. Bonds, XLCA, 5s,
3/1/21	A+	1,035,000	1,108,692
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A2	1,000,000	930,590
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,068,840
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,000,000	937,090
PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 6.2s, 4/1/39	A	1,100,000	1,131,108
PA Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC,
zero %, 12/1/27	A	1,000,000	385,060
PA Hsg. Fin. Agcy. Rev. Bonds
Ser. 103C, 5.2s, 10/1/28	AA+	1,000,000	1,022,450
(Single Family Mtge.), Ser. 88A, 3.9s, 10/1/12	AA+	810,000	809,984
(Single Family Mtge.), Ser. 88A, 3.9s, 4/1/12	AA+	790,000	789,984
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B-	600,000	415,764
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	899,850
(Drexel U.), 5 1/2s, 5/1/12	A+	2,000,000	2,178,840
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	924,100
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	957,150
(Assn. Indpt. Colleges & U. - Gwynedd Mercy), Ser.
GG5, Radian Insd., 5 1/8s, 5/1/32	BBB-	1,020,000	840,143
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	162,550
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,258,859
(Assn. Indpt. Colleges U. Fin.), FGIC, NATL, 5s,
11/1/24	AA-	1,250,000	1,280,163
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	292,763
PA State Indl. Dev. Auth. Rev. Bonds, 5 1/2s, 7/1/23	A3	2,000,000	2,132,240
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25
(Prerefunded)	AAA	3,000,000	3,410,430
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28	A1	1,000,000	1,009,300
(Northhampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	A	3,280,000	3,281,410

(School Dist. Philadelphia), Ser. B, FSA, 4 3/4s,
6/1/30	AAA	2,000,000	2,030,480
PA State Tpk. Comm. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/34	Aa3	2,055,000	2,068,974
PA State U. Rev. Bonds, 5s, 9/1/29	Aa2	1,400,000	1,457,302
Pennsbury, School Dist. G.O. Bonds, FSA, 5s, 8/1/25	Aa3	2,000,000	2,095,580
Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38	AAA	500,000	545,005
Ser. A, FSA, 5 1/4s, 12/15/26	AAA	1,250,000	1,271,025
CIFG, 5s, 8/1/23	Baa1	1,980,000	1,962,299
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/11 (Prerefunded)	AAA	1,690,000	1,838,788
Philadelphia, Gas Wks. Rev. Bonds, Ser. A-1, FSA, 5s,
9/1/26	AAA	2,000,000	2,041,600
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	2,409,932	723
(Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21
(In default) (NON)	D/P	712,148	214
(Jeanes Hlth. Syst.), 6.6s, 7/1/10 (Prerefunded)	Aaa	308,554	324,479
(Cmnty. College of Philadelphia), AMBAC, 5 1/2s,
5/1/18 (Prerefunded)	A	1,585,000	1,742,121
Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN
(Children's Hosp.), Ser. B, 0.12s, 7/1/25	VMIG1	600,000	600,000
Philadelphia, School Dist. G.O. Bonds
Ser. A, AMBAC, 5s, 8/1/22	Aa3	1,000,000	1,018,900
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded)	Aa3	3,000,000	3,373,110
Pocono Mountain, School Dist. G.O. Bonds, Ser. C, FSA,
5s, 9/1/34	Aa3	2,000,000	2,035,000
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31	A	1,885,000	1,842,493
5 7/8s, 12/1/31 (Prerefunded)	A	1,935,000	2,162,266
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	1,500,000	1,687,245
Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna
U.), 5s, 1/1/38	A2	1,000,000	973,340
State Pub. School Bldg. Auth. Rev. Bonds
(Delaware Cnty. Cmnty. College), FSA, 5s, 10/1/27	Aa3	1,250,000	1,314,925
(Richland School Dist.), FGIC, 5s, 11/15/29
(Prerefunded)	A	5,000,000	5,694,750
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	575,000	497,024
U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed.
Rev. Bonds, Ser. B, 5s, 9/15/28	Aa2	1,600,000	1,681,696
Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s,
9/1/28	Aa2	1,635,000	1,717,371
Washington Cnty., Hosp. Auth. Rev. Bonds
(Monongah Ela Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,282,938
(WA Hosp.), AMBAC, 5 1/2s, 7/1/17	A	1,200,000	1,233,684
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	275,000	237,149
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,500,000	1,659,495
West Mifflin, Area School Dist. G.O. Bonds, FSA,
5 1/8s, 4/1/31	AAA	1,500,000	1,570,320
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	461,065
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	625,000	599,750
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	770,648
			159,954,575

Puerto Rico (9.7%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	1,760,000	1,360,110
5 3/8s, 5/15/33	BBB	1,500,000	1,502,670
Cmnwlth. of PR, G.O. Bonds
Ser. A, 5 1/4s, 7/1/34	Baa3	1,250,000	1,097,150
(Pub. Impt.), NATL, 5 3/4s, 7/1/26 (Prerefunded)	A	2,500,000	2,595,050
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa3	2,250,000	2,246,513
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. TT,
5s, 7/1/27	A3	650,000	642,402
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/15	BBB	750,000	765,660
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	290,000	289,490
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds,
Ser. AA, NATL, 5 1/2s, 7/1/18	A	1,500,000	1,541,040
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,509,120
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	685,000	623,138
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
6s, 8/1/42	A+	3,250,000	3,400,508
NATL, zero %, 8/1/43	Aa3	1,000,000	124,877
			17,697,728

TOTAL INVESTMENTS

Total investments (cost $178,770,757) (b)			$179,662,302

NOTES

(a) Percentages indicated are based on net assets of $182,226,765.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $178,770,757, resulting in gross unrealized appreciation and depreciation of $7,354,640 and $6,463,095, respectively, or net unrealized appreciation of $891,545.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

The rates shown on VRDN are the current interest rates at August 31, 2009.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2009 (as a percentage of net assets):

Prerefunded	20.2%
Education	16.0
Local Government	15.1
Healthcare	14.6
Utilities	10.4

The fund had the following insurance concentration greater than 10% at August 31, 2009 (as a percentage of net assets):

FSA	16.0%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$179,662,302	$--

Totals by level	$--	$179,662,302	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2009